CAPITAL STRUCTURE - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended
	Aug. 31, 2020	Jul. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Capital Structure [Line Items]
Gross proceeds from shares	$ 500,000	$ 500,000
Offering expenses	$ 1,052	$ 1,052
American Depository Shares [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	14,087,299
Class A Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized			1,927,488,240	1,927,488,240
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, issued			370,352,700	370,352,700
Issuance of ordinary shares	72,185,488
Ordinary shares, outstanding			370,352,700	370,352,700
Class B Ordinary Shares [Member]
Capital Structure [Line Items]
Ordinary shares, authorized			72,511,760	72,511,760
Ordinary shares, par value			$ 0.0001	$ 0.0001
Ordinary shares, issued			72,511,760	72,511,760
Ordinary shares, outstanding			72,511,760	72,511,760
Equivalent Class A Ordinary Shares for ADS [Member]
Capital Structure [Line Items]
Issuance of ordinary shares	56,349,196